Trading assets - Trading securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Trading assets
Disclosure of financial assets [line items]
Financial assets	231,990	254,271
Trading securities
Disclosure of financial assets [line items]
Financial assets	154,347	175,444
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	204,524	226,659
US Treasury and US Government agencies | Trading assets
Disclosure of financial assets [line items]
Financial assets	17,393	25,722
UK Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	8,046	10,040
Hong Kong Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	6,500	9,783
Other governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	70,580	72,456
Asset-backed securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	4,253	4,691
Corporate debt and other securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	20,109	25,140
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	77,643	78,827
Debt securities issued by banks and other financial institutions | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,876	17,846
Debt securities issued by banks and other financial institutions, guaranteed by governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 1,298	$ 2,637